Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Crew wages and related costs	$ 8,259	$ 8,952	$ 7,570
Insurance	1,176	1,349	1,067
Spares, repairs and maintenance	2,981	3,935	2,414
Lubricants	912	924	555
Stores	2,325	2,340	1,712
Other	437	512	490
Total	$ 16,090	$ 18,012	$ 13,808